SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
PartnerRe Ltd.
Supplementary Insurance Information
As of and for the years ended December 31, 2022, 2021 and 2020
(Expressed in thousands of U.S. dollars)

	Deferred Policy Acquisition Costs	Non-life Reserves	Unearned Premiums	Life and Health Reserves	Premium Revenue	Net Investment Income (1)	Losses Incurred	Acquisition Costs	Other Expenses (2)	Net Premiums Written
2022
Non-life	$700,694	$12,725,631	$2,743,406	$—	$5,611,452	$ N/A	$3,313,234	$1,430,121	$119,274	$5,898,750
Life and Health	312,156	—	1,965	2,510,293	1,645,665	73,656	1,434,169	110,560	92,919	1,645,445
Corporate and Other	—	—	—	—	—	324,692	—	—	202,683	—
Total	$1,012,850	$12,725,631	$2,745,371	$2,510,293	$7,257,117	$398,348	$4,747,403	$1,540,681	$414,876	$7,544,195

2021
Non-life	$617,537	$12,047,792	$2,498,426	$—	$5,329,556	$ N/A	$3,443,245	$1,279,039	$100,635	$5,510,828
Life and Health	303,242	—	2,735	2,638,086	1,626,966	81,226	1,440,739	107,793	88,069	1,623,190
Corporate and Other	—	—	—	—	—	295,243	—	—	209,838	—
Total	$920,779	$12,047,792	$2,501,161	$2,638,086	$6,956,522	$376,469	$4,883,984	$1,386,832	$398,542	$7,134,018

2020
Non-life	$543,416	$11,395,321	$2,257,441	$—	$5,054,529	$ N/A	$4,016,704	$1,254,067	$87,163	$4,825,919
Life and Health	276,555	—	7,773	2,704,229	1,482,297	68,259	1,318,196	102,051	73,105	1,474,939
Corporate and Other	—	—	—	—	—	292,409	—	—	195,379	—
Total	$819,971	$11,395,321	$2,265,214	$2,704,229	$6,536,826	$360,668	$5,334,900	$1,356,118	$355,647	$6,300,858

(1)Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
(2)Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.